OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4 -         OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2 0 1 3	2 0 1 2

Prepaid expenses	$552	$337
Deferred tax asset	742	370
Government institutions	710	693
Other	214	192
	$2,218	$1,592